GENERAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	9 Months Ended	12 Months Ended											147 Months Ended				1 Months Ended
	Mar. 31, 2001	Dec. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Mar. 31, 2006	Mar. 31, 2005	Mar. 31, 2004	Mar. 31, 2003	Mar. 31, 2002	Dec. 31, 2012		May 21, 2004	May 21, 2004 Purchase Agreement [Member]	Jul. 31, 2012 Private Investors [Member]
Common Stock, Shares, Issued			150,085,035	126,444,309										150,085,035			10,238,000
Common Stock, Shares, Outstanding			150,085,035	126,444,309										150,085,035			10,238,000
Net Income (Loss) Attributable To Parent	$ 17	$ 3,924	$ 3,430	$ 3,918	$ 2,419	$ 1,781	$ 3,472	$ 6,244	$ 3,317	$ 18,840	$ 73	$ 47	$ 26	$ 47,508	[1],[2]
Development Stage Enterprise, Deficit Accumulated During Development Stage			47,508	44,078										47,508
Common Stock Transferred As Per Purchase Agreement																6,880,000
Proceeds From Issuance Of Common Stock			$ 5,023	$ 3,602										$ 17,342	[1]			$ 4,900

[1]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.
[2]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.